CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,133,106)	$ (5,712,049)	$ (6,265,251)	$ (3,651,995)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	53,549	59,730	79,299	227,959
Loss (gain) from disposal of fixed assets	0	(874)	(875)	38,584
Loss (gain) from impairment of goodwill	0	1,459,725	0	932,529
Loss (gain) on settlement of liabilities			0	(38,220)
Loss on settlement of note payable - related party			0	84,153
Amortization of loan discount	509,586	765,901	201,440	573,605
Change in value of derivative liability	6,635,549	1,317,018	629,176	36,469
Stock based compensation	0	87,472	287,472	285,623
Warrants expense			0	96,753
Convertible note issued for conversion cost reimbursement	13,520	18,880	137,705	0
Conversion cost penalty	668,897	0
Other Income	0	16,338	16,338	0
Convertible note issued for services rendered			0	80,000
(Increase) decrease in:
Accounts receivable	(161,694)	61,898	88,047	(31,053)
Inventory	0	43,849	43,849	(4,699)
Deposits	5,000	0	0	0
Prepaids and other	203	(35,288)	(34,965)	25,359
Other assets	(22,704)	345,274	44,251	(15,072)
Intangible assets	0	15,561	15,561	0
Increase(decrease) in:
Accounts payable	(344,156)	(74,993)	325,889	140,837
Accrued expenses	390,000	135,910	(371,551)	(152,261)
Accrued expenses- related party			0	0
Interest payable	146,917	169,896	269,706	80,740
Taxes payable	0	(4,500)	(15,865)	(7,579)
Accrued payroll taxes	0	39,149	(98,868)	(39,736)
Accrued officers' salaries	37,450	290,000	411,487	723,100
Other liabilities - deferred revenue	(882,813)	112,893	74,684	0
Net cash used in operating activities			(1,098,816)	(614,904)
Net cash provided by (used in) operating activities - Continuing	(309,130)	(888,210)	(1,098,816)
Net cash from discontinued operations - Operating	0	0	(175,284)
INVESTING ACTIVITIES
Purchase of intangible			0	(5,000)
Purchase of fixed assets	0	(852,000)	(852,000)	0
Disposal (Purchase) of fixed assets	0	91,847	91,847	(7,800)
Net cash provided by (used in) investing activities			(760,153)	(12,800)
Net cash provided by (used in) investing activities - Continuing	0	(760,153)
Net cash from discontinued operations - Investing	0	0
FINANCING ACTIVITIES
Due from related party			0	(91,791)
Due to related party	37,450	100,806	111,996	0
Proceeds from sales of stock			0	40,000
Due to shareholder			0	0
Proceeds from convertible notes payable	193,500	890,605	1,652,603	687,200
Proceeds from notes payable - related party	0	27,393	58,653	46,176
Proceeds from notes payable	410,000	0	0	25,343
Repayments of convertible notes payable	(235,763)	0	0	(10,000)
Repayments of convertible notes payables interest	(67,394)	607,329
Repayments of notes payable			0	(68,684)
Proceeds from line of credit	0		0	16,841
Repayments to line of credit	(1,999)	(9,343)	(13,499)	(11,343)
Net cash provided by financing activities			1,809,753	633,742
Net cash provided by financing activities - Continuing	335,794	1,616,790	1,089,753
Net cash from Discontinued Operations - Financing	0	0	112,400
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	26,664	(31,573)	(49,216)	6,038
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	158,676	207,892	207,892	62,948
CASH AND CASH EQUIVALENTS, END OF PERIOD	144,971	198,834	158,676	207,892
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for Interest	67,394	73,858	184,240	30,866
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued upon conversion of notes payable	950,237	575,672	997,303	143,863
Common stock issued for settlement of expense	0	240,000	160,000	1,415,600
Series H Preferred Stock issued for acquisition of Repicci Group			0	728,907
Issuance of Preferred I and Common shares for acquisition	1,300,000	0
Common stock cancellation related to accrued liability			0	2,500
Series I Preferred Stock issued for compensation			200,000	0
Series B preferred shares issued for debt settlement			0	60,000
Conversion of preferred stock to common stock	0	5,097	5,097	1,744
Derivative resolution upon conversion	2,721,606	1,295,485		405,443
Debt discount from issuance of warrant			0	219,210
Derivative liability settled upon conversion			1,770,997	405,443
Derivative liability settled upon conversion			0	1,972,999
Debt discount from derivative liabilities	258,000	675,792	$ 0	$ 535,878
Goodwill	$ 1,407,915	$ 2,092,048